UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
               Washington, D.C.  20549

			Form 13F

		 FORM 13F COVER PAGE

Report for the calendar Year or Quarter Ended:	June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ]is a restatement.
				  [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 Llenroc Capital LLC
Address: 781 Lincoln Avenue, Suite 340
         San Rafael, CA 94901



Form 13F File Number:	28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    David S. Post
Title:   Principal Managing Director
Phone:   415-785-3670
Signature, Place, and Date of Signing:

David S. Post	San Rafael, California August 3, 2012


Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE.

[  ] 	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

			  FORM 13F SUMMARY PAGE


Report summary:


Number of other Included Managers:
Form 13F Information Table Entry Total: 26
Form 13F Information Table Value Total: $165,632



List of other Included Managers:

NO.	Form 13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANHEUSER-BUSCH INBEV ADREAH RE COM              03524a108    13238   166200 SH       Sole                                     166200
BERKSHIRE HATHAWAY INCDEL CL A COM              084670108     1499       12 SH       Sole                                         12
BROWN FORMAN INC CL B          COM              115637209    12189   125850 SH       Sole                                     125850
CENOVUS ENERGY INC             COM              15135u109    11620   365405 SH       Sole                     4700            360705
CH ROBINSON WORLDWIDE INC      COM              12541w209     7552   129036 SH       Sole                     5800            123236
CME GROUP INC                  COM              12572q105     2523     9410 SH       Sole                     1275              8135
DENTSPLY INTL INC              COM              249030107     7853   207700 SH       Sole                                     207700
DOUGLAS EMMETT INC             COM              25960p109      462    20000 SH       Sole                                      20000
EXPEDITORS INTL WASH INC       COM              302130109      617    15918 SH       Sole                     3100             12818
FIRST AMERICAN FINANCIAL       COM              31847r102     8808   519350 SH       Sole                                     519350
FOREST LABS INC CL A           COM              345838106     1182    33790 SH       Sole                     6500             27290
GENTEX CORP                    COM              371901109    11502   551105 SH       Sole                    13800            537305
GRACO INC                      COM              384109104    12043   261350 SH       Sole                                     261350
INTEL CORP                     COM              458140100    12488   468600 SH       Sole                                     468600
INTUIT INC                     COM              461202103     2071    34890 SH       Sole                     6300             28590
MASTERCARD IN CLASS A          COM              57636q104     1996     4640 SH       Sole                      820              3820
MCMORAN EXPLORATION CO         COM              582411104     3825   301900 SH       Sole                                     301900
OCCIDENTAL PETROLEUM           COM              674599105      352     4100 SH       Sole                                       4100
PAYCHEX INC                    COM              704326107     2356    75000 SH       Sole                                      75000
PRICELINE COM INC              COM              741503403     1738     2615 SH       Sole                      500              2115
QUALCOMM INC                   COM              747525103     2068    37140 SH       Sole                     6500             30640
ROCKWELL COLLINS INC           COM              774341101    10568   214153 SH       Sole                                     214153
ROLLINS INCORPORATED           COM              775711104     8571   383125 SH       Sole                                     383125
TECHNE CORP COM                COM              878377100    11630   156733 SH       Sole                     3000            153733
VERISK ANALYTICS INC CL A      COM              92345y106    15173   308015 SH       Sole                     9900            298115
YAHOO! INC                     COM              984332106     1710   108010 SH       Sole                    20700             87310